Concentration and Risks (Tables)	12 Months Ended
Dec. 31, 2023
Concentration and Risks [Abstract]
Schedule of Significant Outstanding Receivables and Payable	Customers who accounted for 10% or more of the Company’s revenues or with significant outstanding receivables are analysed as follows:
	Revenue for years ended December 31,				Balance as of December 31,
	2023	2022	2021	2023		2022

Customer A	%	25%	37%	-%	8%	46
Customer B		-	15	-	-	-
Customer C		-	12	-	-	4
Customer D		-	18	-	-	22
Customer E		35	9	-	40	13
Customer F		-	4	-	-	15
Customer G		16	-	-	9	-
Customer H		8	-	-	14	-
Customer I		5	-	-	13	-
Customer J		8	-	-	16	-

	%	97%	95%	-%	100%	100

Suppliers who accounted for 10% or more of the Company’s purchase or with significant outstanding payable are analysed as follows:
	Purchase for years ended December 31,				Balance as of December 31,
	2023	2022	2021	2023		2022

Supplier A	%	64%	90%	100%	100%	100
Supplier B		36	10	-	-	-

	%	100%	100%	100%	100%	100